Note 12 - Related Party Disclosure (Details Textual) - USD ($)	1 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock Issued During Period, Shares, New Issues	200,000		550,000
Proceeds from Issuance or Sale of Equity			$ 1,100,000		$ 463,000	$ 2,463,000	$ 4,800,000
Accounts Payable, Current			$ 341,000	$ 818,000		$ 753,000	$ 341,000
Investor [Member]
Stock Issued During Period, Shares, New Issues			150,000			300,000	150,000
Proceeds from Issuance of Common Stock			$ 300,000			$ 90,000	$ 300,000
Chairman and Chief Executive Officer [Member]
Accounts Payable, Current						$ 130,000
Chairman and Chief Executive Officer [Member] | Acuitas [Member]
Ownership Percentage by Related Party						100.00%
Acuitas [Member]
Stock Issued During Period, Shares, New Issues						6,953,334	3,732,932
Proceeds from Issuance or Sale of Equity		$ 463,000				$ 2,100,000	$ 2,300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						935,008
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.30
Convertible Debt						$ 3,700,000
Interest on Convertible Debt, Net of Tax						$ 109,000
Shamus [Member]
Stock Issued During Period, Shares, New Issues						956,667	344,828
Proceeds from Issuance or Sale of Equity						$ 287,000,000,000	$ 20,000,000,000